Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Preferred Shares Series A	Ordinary Shares Class A	Ordinary Shares Class B	Subscription Receivable	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Non- Controlling Interest	Total
Balance at Dec. 31, 2021	$ 3,929,206	$ 2,968	$ 984		$ 54,057,211	$ (2,929,580)	$ (57,532)	$ (760,675)	$ 54,242,582
Balance (in Shares) at Dec. 31, 2021	6,500	29,677,969	9,843,096
Effect of early adoption of ASU 2020-06					(1,590,676)				(1,590,676)
Conversion of Series A Convertible Preferred Shares and accrued dividends	$ (3,929,206)	$ 828			4,123,378				195,000
Conversion of Series A Convertible Preferred Shares and accrued dividends (in Shares)	(6,500)	8,280,270
Deemed dividend on Series B Convertible Preferred Shares in connection with accretion of discounts					(187,353)				(187,353)
Conversion of Series B Convertible Preferred Shares and accrued dividends		$ 516			3,016,284				3,016,800
Conversion of Series B Convertible Preferred Shares and accrued dividends (in Shares)		5,158,472
Issuance of ordinary shares to nonemployees in connection with 2020 Share Incentive Plan		$ 245			1,837,255				1,837,500
Issuance of ordinary shares to nonemployees in connection with 2020 Share Incentive Plan (in Shares)		2,450,000
Effect of a modification of the existing warrants as debt issuance costs (ASU 2021-04)					1,330,271				1,330,271
Conversion of May 2022 Convertible Debenture and the payment of make-whole interest by shares		$ 319			1,074,569				1,074,888
Conversion of May 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)		3,194,885
Contribution from noncontrolling shareholder								1,713,775	1,713,775
Net loss						(31,563,283)		(2,411,158)	(33,974,441)
Other comprehensive income (loss)							(245,681)		(245,681)
Balance at Dec. 31, 2022		$ 4,876	$ 984		63,660,939	(34,492,863)	(303,213)	(1,458,058)	27,412,665
Balance (in Shares) at Dec. 31, 2022		48,761,596	9,843,096
Conversion of August 2022 Convertible Debenture and the payment of make-whole interest by shares		$ 3,949			3,678,708				3,682,657
Conversion of August 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)		39,489,758
Conversion of December 2022 Convertible Debenture and the payment of make-whole interest by shares		$ 7,100			3,121,473				3,128,573
Conversion of December 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)		70,999,400
Issuance of Warrants H in consideration for the investor to purchase September 2023 Convertible Debenture					2,000				2,000
Issuance of Class A ordinary shares as a result of the partial exercise of Warrants E		$ 2,000			697,200				699,200
Issuance of Class A ordinary shares as a result of the partial exercise of Warrants E (in Shares)		20,000,000
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan			$ 1,400		371,933				373,333
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan (in Shares)			14,000,000
Contribution from noncontrolling shareholder								(1,277,454)	(1,277,454)
Net loss						(5,259,008)		(568,041)	(5,827,049)
Other comprehensive income (loss)							34,651	183,033	217,684
Balance at Dec. 31, 2023		$ 17,925	$ 2,384		71,532,253	(39,751,871)	(268,562)	(3,120,520)	28,411,609
Balance (in Shares) at Dec. 31, 2023		179,250,754	23,843,096
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan			$ 1,371		272,971				274,342
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan (in Shares)			13,707,659
Conversion of September 2023 Convertible Debenture and the payment of make-whole interest by shares		$ 64,357			2,607,605				2,671,962
Conversion of September 2023 Convertible Debenture and the payment of make-whole interest by shares (in Shares)		643,571,750
Issuance of Warrants I in consideration for the investor to purchase January 2024 Convertible Debenture					800				800
Conversion of January 2024 Convertible Debenture and the payment of make-whole interest by shares		$ 44,061			963,024				1,007,085
Conversion of January 2024 Convertible Debenture and the payment of make-whole interest by shares (in Shares)		440,614,050
Issuance of Warrants J in connection with August 2024 Convertible Debenture					459,561				459,561
Issuance of Class B ordinary shares in connection with 2024 Share Incentive Plan			$ 4,564		294,358				298,922
Issuance of Class B ordinary shares in connection with 2024 Share Incentive Plan (in Shares)			45,637,935
Conversion from Class B to Class A ordinary shares		$ 1,780	$ (1,780)
Conversion from Class B to Class A ordinary shares (in Shares)		17,800,845	(17,800,845)
Issuance of Class A Ordinary Shares in connection with extinguishment of liabilities		$ 49,637		(49,637)	1,786,891				1,786,891
Issuance of Class A Ordinary Shares in connection with extinguishment of liabilities (in Shares)		496,358,691
Deconsolidation of subsidiaries								(187,813)	(187,813)
Net loss						(27,449,496)		(105,409)	(27,554,905)
Other comprehensive income (loss)							(43,519)	72,046	28,527
Balance at Dec. 31, 2024		$ 177,760	$ 6,539	$ (49,637)	$ 77,917,463	$ (67,201,367)	$ (312,081)	$ (3,341,696)	$ 7,196,981
Balance (in Shares) at Dec. 31, 2024		1,777,596,090	65,387,845